INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAXES BENEFIT	Loss before provision for income taxes consisted of the following:
	Year ending December 31,
	2022	2021
United States	$(24,207,685)	$(29,145,901)

SCHEDULE OF FEDERAL AND STATE INCOME TAX PROVISION (BENEFIT)

The federal and state income tax provision (benefit), included in general and administrative expenses in the Consolidated Statement of Operations, is summarized as follows:

	Year ending December 31,
	2022	2021
Current state provision	-	$1,600

SCHEDULE OF FEDERAL INCOME TAX RATE RECONCILIATION

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	Year ending December 31,
	2022	2021
Income (benefit) taxes at statutory rates	(5,083,614)	(6,120,640)
State income tax, net of federal benefit	(175,164)	(131,962)
Warrants and convertible debt	(234,214)	1,620,341
Nondeductible executive compensation	-	480,248
Stock based compensation	303,499	(278,940)
Share subscription facility transaction costs	20,335	2,664,850
Research and development tax credits	(1,028,988)	(501,451)
Change in tax rates	54,263	371,784
Other	(78,227)	(139,213)
Change in valuation allowance	6,222,110	2,034,983
Total	-	-

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were comprised of the following:

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss tax carryforwards	$26,726,066	$25,068,127
Tax credits	4,164,187	3,164,799
Capitalized research costs	3,729,483	-
Stock-based compensation	1,173,158	915,675
Other	265,677	687,422
	36,058,571	29,836,023
Valuation allowance	(36,052,644)	(29,830,534)
Total deferred tax assets	5,927	5,489
Deferred tax liabilities:
Convertible notes: embedded derivatives	-	-
Other	(5,927)	(5,489)
Total deferred tax liabilities	(5,927)	(5,489)
Net deferred tax assets	$-	$-

SUMMARY OF INCOME TAX CONTINGENCIES

The following table summarizes the activity related to the Company’s unrecognized tax benefits:

	Year ending December 31,
	2022	2021
Balance at beginning of year	1,135,179	968,445
Increases related to current year tax positions	341,108	171,977
Decreases related to prior year tax positions	(48,026)	(5,243)
Balance at end of year	1,428,261	1,135,179